Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY GRANTS
The Compensation Committee does not schedule equity award grant dates, and in 2025 did not grant equity awards to our NEOs, in anticipation of the release of material non-public
information, and the Company does not have any plans, programs or practices of timing the release of material non-public
information in order to affect the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false